Prepayments, Other Receivables and Other Assets as Restated (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
Summary of Prepayments, Other Receivables and Other Assets
	December 31, 2021	December 31, 2020
	US$’000	US$’000
Interest receivable	230	80
Other receivables	837	264
Income tax refund	4,712	4,712
VAT recoverable	2,264	1,941
Prepayments	5,715	3,455
	13,758	10,452